EARNINGS PER SHARE (EPS)	6 Months Ended
Dec. 31, 2019
Profit per share
EARNINGS PER SHARE (EPS)

8.    EARNINGS PER SHARE (EPS)

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	12/31/2019	12/31/2018
Numerator
Profit for the period (basic EPS)	4,264,504	4,229,006
Profit for the period (diluted EPS)	4,264,504	4,229,006
Denominator
Weighted average number of shares (basic EPS)	36,120,517	36,120,517
Weighted average number of shares (diluted EPS)	36,120,517	36,120,517

Basic and diluted income attributable to ordinary equity holders of the parent	0.118	0.117

The 27,116,174 shares issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shared issued to exercise the Bioceres Semillas’ tag along and the 862,500 shares received by Bioceres LLC from the original founders of Union, were considered retrospectively in the EPS calculations. The denominators used in the EPS calculation assume those events have occurred at the beginning of the earliest period presented.

Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group has two categories of dilutive potential shares, warrants and share-based incentives.

Warrants outstanding were not included in the diluted EPS calculations for the six-month period ended December 31, 2019 and 2018 because the average market price of ordinary shares during the period did not exceed the exercise price of the warrants.

In December 2019, stock options were granted with respect to 1,200,000 ordinary shares for certain executives and directors of the Group. See Note 16. These share options are treated as contingently issuable shares because their issue is contingent upon satisfying specified conditions in addition to the passage of time. The stock options were not included in the diluted EPS calculation for the six-month periods ended December 31,2019 and 2018 because the average market price of ordinary shares during the period is lower than the assumed proceeds per option.

There are neither ordinary shares transactions nor potential ordinary shares transactions that have occurred after December 31, 2019 that would have changed significantly the number of ordinary shares or potential ordinary shares outstanding at the end of the reporting period.